Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Organization [Abstract]
ORGANIZATION
1.	ORGANIZATION

Borqs Technologies, Inc. (formerly known as “Pacific Special Acquisition Corp.”, the “Company” or “Borqs Technologies”) was incorporated in the British Virgin Islands on July 1, 2015. The Company was formed for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation, purchasing all or substantially all of the assets of, entering into contractual arrangements, or engaging in any other similar business combination with one or more businesses or entities.

On August 18, 2017, the Company acquired 100% equity interest of BORQS International Holding Corp. (“Borqs International”) and its subsidiaries, variable interest entities (the “VIE”) and the VIE’s subsidiaries (collectively referred to as “Borqs Group” hereinafter) (the Company and Borqs Group collectively referred to as the “Group”) in an all-stock transaction (the “Merger”). Concurrent with the completion of the acquisition of Borqs International, the Company changed its name from Pacific Special Acquisition Corp.”, to Borqs Technologies, Inc.

1.	ORGANIZATION

Borqs Technologies, Inc. (formerly known as “Pacific Special Acquisition Corp.”, the “Company” or “Borqs Technologies”) was incorporated in the British Virgin Islands on July 1, 2015. The Company was formed for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation, purchasing all or substantially all of the assets of, entering into contractual arrangements, or engaging in any other similar business combination with one or more businesses or entities.

On August 18, 2017, the Company acquired 100% equity interest of BORQS International Holding Corp. (“Borqs International”) and its subsidiaries, variable interest entities (the “VIE”) and the VIE’s subsidiaries (collectively referred to as “Borqs Group” hereinafter) (the Company and Borqs Group collectively referred to as the “Group”) in an all-stock transaction (the “Merger”) as described in Note 4. Concurrent with the completion of the acquisition of Borqs International, the Company changed its name from Pacific Special Acquisition Corp.”, to Borqs Technologies, Inc.

Borqs Group are principally engaged in the provision of commercial grade Android+ platform solutions, hardware product sales and MVNO services in the People’s Republic of China (the “PRC”).

(a)    As of the date of report, the details of the Company’s major subsidiaries, consolidated VIEs and the subsidiaries of the VIEs are as follows:

Entity	Date of incorporation/ Acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company Direct	Principal activities

Subsidiaries:
Borqs International	July 27, 2007	Cayman	100%	Holding company
BORQS Hong Kong Limited (“Borqs HK”)	July 19, 2007	Hong Kong	100%	Provision of software and service solutions and hardware products sales
BORQS Beijing Ltd. (“Borqs Beijing”) (1)	September 4, 2007	PRC	100%	Provision of software and service solutions and hardware products sales
BORQS Software Solutions Private Limited (“Borqs India”)	July 17, 2009	India	100%	Provision of software and service solutions

VIE:

Beijing Big Cloud Network Technology Co., Ltd. (“Big Cloud Network”) (1)/(2)	April 18, 2014	PRC	Nil	Holding company

Subsidiaries of the VIE:

Yuantel (Beijing) Investment Management Co., Ltd. (“Yuantel Investment”) (2)/(3)	July 11, 2014	PRC	79%	Holding company
Yuantel (Beijing) Telecommunications Technology Co., Ltd. (“Yuantel Telecom”) (2)/(3)	July 11, 2014	PRC	75.05%	Provision of MVNO and other services

(1)	Collectively, the “PRC Subsidiaries”.
(2)	Collectively, the “Consolidated VIEs”.
(3)	On July 11, 2014, Borqs International through Big Cloud Network acquired controlling interest in Yuantel Investment and its subsidiary.

(b) PRC laws and regulations prohibit foreign ownership in certain telecommunication related businesses. To comply with these foreign ownership restrictions, the Group conducts its businesses in the PRC through the VIE using contractual agreements (the “VIE Agreements”).

The Group funds Big Cloud Network through loans to the two Big Cloud Network’s shareholders, (collectively the “Nominee Shareholders”). The effective control of Big Cloud Network is held by the Group, through a series of contractual agreements between Borqs Beijing and Big Cloud Network whereby Big Cloud Network became a consolidated VIE of the Group. Through the contractual agreements, the Group receives substantially all of the economic benefits of Big Cloud Network.

Big Cloud Network provides MVNO services in China through its 79% owned entity of Yuantel Investment which owns 95% of Yuantel Telecom; therefore Big Cloud Network effectively owns 75.05% of Yuantel Telecom which is the entity that operates the business and holds the MVNO license from the Chinese Ministry of Industry and Information Technology.

The following is a summary of the key terms of the latest VIE Agreements:

Loan agreements

Borqs Beijing and the Nominee Shareholders entered into loan agreements for Borqs Beijing to provide interest free loans of RMB50,000 to the Nominee Shareholders, respectively, for the purpose of providing capital to Big Cloud Network to develop its MVNO business. There is no fixed term for the loans.

Power of attorney agreement

The Nominee Shareholders of Big Cloud Network entered into the power of attorney agreement whereby they authorized Borqs Beijing or its designated party to act on behalf of the Nominee Shareholders as exclusive agent and attorney with all respect to all matters concerning the shareholding including but not limited to (1) attend shareholders’ meetings of Big Cloud Network; (2) exercise all the shareholders’ rights, including voting rights; and (3) designate and appoint on behalf of each shareholder the senior management members of Big Cloud Network. The power of attorney remains irrevocable and continuously valid from the date of execution so long as each Nominee Shareholder remains as a shareholder of Big Cloud Network. The power of attorney agreement was subsequently reassigned to Borqs International.

Exclusive option agreement

Pursuant to the exclusive option agreement entered into between the Nominee Shareholders and Borqs Beijing or its designated party, the Nominee Shareholders granted Borqs Beijing or its designated party, an irrevocable and exclusive right to purchase all or part of the equity interests held by the Nominee Shareholders in Big Cloud Network, to the extent permitted under the PRC laws, at an amount equal to RMB10 or the minimum consideration permitted under the applicable PRC law. The purchase consideration in excess of RMB10 shall be refunded by the Nominee Shareholders to Borqs Beijing or Borqs Beijing may deduct the excess amount upon payment of consideration. The Nominee Shareholders shall not declare dividend or any form of distribution or grant loans in any form without the prior consent of Borqs Beijing or its designated party. The term of the agreement is 10 years, expiring on June 22, 2024 which will be automatically renewed every three-year thereafter if Borqs Beijing or its designated party does not provide notice of termination to the Nominee Shareholders fifteen days prior to expiration.

Exclusive technical & support agreement

Pursuant to the agreement entered into between Borqs Beijing and Big Cloud Network, Big Cloud Network engaged Borqs Beijing or its designated party as its exclusive provider of technical, consulting and other services in relation to its major business during the contractual period in return for service fees which will be determined at the sole discretion of Borqs Beijing or its designated party. The term of the agreement is 10 years, expiring on June 22, 2024, which will be automatically renewed every three-year thereafter if Borqs Beijing or its designated party does not provide notice of termination to the Nominee Shareholders fifteen days prior to expiration.

Business cooperation agreement

Pursuant to the business cooperation agreement entered into between Borqs Beijing and Big Cloud Network, Borqs Beijing or its designated party agreed to provide unlimited financial support for the VIE’s daily operating activities through entrusted loans and agree to forgo the right to seek repayment.

Share pledge agreement

Pursuant to the agreement, the Nominee Shareholders pledged all of their equity interests in Big Cloud Network to Borqs Beijing as collateral to guarantee the repayment of the loans and to secure their obligations under the above agreements. The Nominee Shareholders agreed not to transfer or otherwise create any encumbrance on their equity interests in Big Cloud Network without prior consent of Borqs Beijing. The share pledge agreements will remain effective until all the obligations under above agreements have been satisfied in full or all of the guarantee liabilities have been repaid.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between Borqs Beijing’s designee, Borqs International, and Big Cloud Network through the irrevocable power of attorney agreement, whereby the Nominee Shareholders effectively assigned all of the voting rights underlying their equity interest in Big Cloud Network to Borqs   International. Furthermore, pursuant to the exclusive option agreement and share pledge agreement, Borqs International, via Borqs Beijing, obtained effective control over Big Cloud Network through the ability to exercise all the rights of Nominee Shareholders and therefore the power to govern the activities that most significantly impact the economic performance of Big Cloud Network. In addition, through the VIE Agreements, Borqs International demonstrates its ability and intention to continue the ability to absorb substantially all the expected losses and the majority of the profit of the VIE, and therefore have the rights to the economic benefits of the VIE. Thus, Borqs International consolidates Big Cloud Network and its subsidiaries under ASC 810-10 Consolidation Overall.

In the opinion of the Group’s management and PRC counsel, (i) the ownership structure of the Consolidated VIEs is in compliance with all existing PRC laws and regulations in any material respect, (ii) each of the VIE Agreements is valid, legally binding and enforceable to each party of such agreements and will not result in any violation of PRC laws or regulations currently in effect; and (iii) each of the Group’s PRC subsidiaries, VIE and VIE’s subsidiaries have the necessary corporate power and authority to conduct its business as described in its business scope under its business license, which is in full force and effect, and the Group’s business operation in PRC are in compliance with existing PRC laws and regulations.

However, uncertainties in the PRC legal system could cause the relevant regulatory authorities to find the current VIE Agreements and businesses to be in violation of any existing or future PRC laws or regulations. If Borqs International, the primary beneficiary or any of its current or future VIEs are found in violation of any existing or future laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, including levying fines, confiscating the income of the primary beneficiary, and the VIE, revoking the business licenses or operating licenses of the primary beneficiary, and VIE, shutting down the Group’s servers, discontinuing or placing restrictions or onerous conditions on the Group’s operations, requiring the Group to undergo a costly and disruptive restructuring or enforcing actions that could be harmful to the Group’s business. Any of these actions could cause significant disruption to the Group’s business operations and severely damage the Group’s reputation, which would in turn materially and adversely affect the Group’s business and results of operations. In addition, if the imposition of any of these penalties causes the primary beneficiary to lose the rights to direct the activities of VIE or the right to receive its economic benefits, Borqs International would no longer be able to consolidate the VIE.

In addition, if the VIE or the Nominee Shareholders fail to perform their obligations under the VIE Agreements, the Group may have to incur substantial costs and expend resources to enforce the primary beneficiary’ rights under the contracts. The Group may have to rely on legal remedies under PRC laws, including seeking specific performance or injunctive relief and claiming damages, which may not be effective. All of these VIE Agreements are governed by PRC laws and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC laws and any disputes would be resolved in accordance with PRC legal procedures. The legal system in PRC is not as developed as in other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could limit the Group’s ability to enforce these contractual arrangements. Under PRC laws, rulings by arbitrators are final, parties cannot appeal the arbitration results in courts, and prevailing parties may only enforce the arbitration awards in PRC courts through arbitration award recognition proceedings, which would incur additional expenses and delay. In the event the Group is unable to enforce these VIE Agreements, the primary beneficiary may not be able to exert effective control over its VIE, and the Group’s ability to conduct its business may be negatively affected.

(c)	VIE disclosures

The consolidated VIEs contributed 27%, 29% and 21% of the Group’s consolidated revenues for the years ended December 31, 2015, 2016 and 2017. As of December 31, 2016 and 2017, the Consolidated VIEs accounted for an aggregate of 23% and 17%, respectively, of the consolidated total assets, and 41% and 37%, respectively, of the consolidated total liabilities.

The Consolidated VIEs mainly operate the MVNO services. The VIE also holds the MVNO license, which is a revenue-producing asset recorded on the Group’s consolidated balance sheets. The Group expects increases in revenue generated from the Consolidated VIEs compared to the whole Group for the foreseeable future as the Group focuses on strengthening telecommunication platforms to strategically grow the Group’s MVNO business.

The Group believes that there are no assets held in the Consolidated VIEs that can be used only to settle obligations of the Consolidated VIEs, except for registered capital and the PRC statutory reserves. Relevant PRC laws and regulations restrict the Consolidated VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Group in the form of loans and advances or cash dividends. Please refer to Note 18 for disclosure of restricted net assets. As the Consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the Consolidated VIEs do not have recourse to the general credit of the Group for any of the liabilities of the Consolidated VIEs. There were no pledges or collateralization of the Consolidated VIEs’ assets.

The following tables represent the financial information of the Consolidated VIEs as of December 31, 2016 and 2017 and for the years ended December 31, 2015, 2016 and 2017 before eliminating the intercompany balances and transactions between the Consolidated VIEs and other entities within the Group:

	As of December 31,
	2016	2017
	US$	US$

ASSETS
Current assets:
Cash and cash equivalents	414	51
Restricted cash	1,153	3,459
Accounts receivable	129	2,565
Receivable from MVNO franchisees	4,319	3,514
Inventories	67	221
Prepaid expenses and other current assets	926	423

Total current assets	7,008	10,233

Non-current assets:
Property and equipment, net	987	897
Intangible assets, net	8,609	8,393
Goodwill	693	736
Deferred tax assets	1,054	940
Other non-current assets	58	81

Total non-current assets	11,401	11,047

Total assets	18,409	21,280

	As of December 31,
	2016	2017
	US$	US$
Current liabilities:
Accounts payable	4,598	4,143
Accrued expenses and other payables	2,778	4,038
Deferred revenue	9,134	5,904
Short-term bank borrowings	721	-
Intercompany payables	7,923	14,279
Total current liabilities	25,154	28,364

Non-current liabilities
Deferred tax liabilities	1,539	1,500

Total non-current liabilities	1,539	1,500

Total liabilities	26,693	29,864

	For the Years Ended December 31,
	2015	2016	2017
	US$	US$	US$
Net revenues	19,957	35,138	32,074
Net (loss) income	(5,029)	(3,381)	347

	For the Years Ended December 31,
	2015	2016	2017
	US$	US$	US$
Net cash provided by (used in) operating activities	2,413	(2,128)	683
Net cash used in investing activities	(1,622)	(634)	(281)
Net cash (used in) provided by financing activities	(770)	721	(765)
Net increase (decrease) in cash and cash equivalents	21	(2,041)	(363)